Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Statement of compliance:
a.	Statement of compliance:

The audited consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

Basis for preparation:
b.	Basis for preparation:

The audited consolidated financial statements have been prepared on the historical cost basis except for (i) financial instruments measured at fair value; (ii) certain trading property measured at net realizable value (see note 2w.(1)a.); and (iii) certain property, plant and equipment (hotels) were presented until their disposal at the revaluation model (based on fair value). The principal accounting policies are set out below.

Presentation of the income statements:
c.	Presentation of the income statements:

The Group operations are characterized by diverse activities. Accordingly, management believes that its income statements should be presented in the “Single - step form”. According to this form, all costs and expenses (including general and administrative and financial expenses) should be considered as continuously contributing to the generation of the overall revenues and gains. Management also believes that its operating expenses should be classified by function to: (i) those directly related to each revenue (including general and administrative expenses and selling and marketing expenses relating directly to each operation); and (ii) overhead expenses which serve the business as a whole and are to be determined as general and administrative expenses.

Convenience translation:
d.	Convenience translation:

The balance sheet as of December 31, 2017, and statement of income, statement of other comprehensive income, statement of changes in shareholders’ equity and statement of cash flows for the year then ended have been translated into USD using the representative exchange rate as of that date (USD 1= NIS 3.467). Such translation was made solely for the convenience of the U.S. readers. The USD amounts so presented in these financial statements should not be construed as representing amounts receivable or payable in USD or convertible into dollars but only a convenience translation of reported NIS amounts into USD, unless otherwise indicated. The convenience translation supplementary financial data is audited and is not presented in accordance with IFRSs.

Operating cycle
e.	Operating cycle:

The Group is unable to clearly identify its actual operating cycle with respect to trading property. As such, the Group’s operating cycle relating to trading property and corresponding borrowings is 12 months. Trading property and borrowings associated therewith are presented as non-current assets and non-current liabilities, respectively.

Basis for consolidation
f.	Basis for consolidation:

1.	Assessment of control:

The audited consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (“Subsidiaries”). Control is achieved where the Company:

●	Has the power over the investee;

●	Is exposed, or has rights, to variable returns from its involvement with the investee;

●	Has the ability to use its power to affect its returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

As for de facto control of the Company in PC see w (2) below.

2.	Changes in the Group’s ownership interests in existing subsidiaries:

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

Investments in associates and joint ventures
g.	Investments in associates and joint ventures:

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The results and assets and liabilities of associates or joint ventures are incorporated in these audited consolidated financial statements using the equity method of accounting. Under the equity method, an investment in an associate or a joint venture is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate or joint venture. When the Group’s share of losses of an associate or a joint venture exceeds the Group’s interest in that associate or joint venture (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate or joint venture), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture.

An investment in an associate or a joint venture is accounted for using the equity method from the date on which the investee becomes an associate or a joint venture. On acquisition of the investment in an associate or a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment.

In circumstances where the Group’s interest in an investee company is in the form of mixed securities (such as ordinary shares, preferred shares or other senior securities, or loans), the Group records equity losses in excess of the Group’s investment in the ordinary shares of the investee based on the priority liquidation mechanism, that is, allocating the loss to the other components in reverse order to their seniority in liquidation.

Where necessary, adjustments are made to the financial statements of associates to adjust their accounting policies with those of the Company.

The requirements of IAS 39 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate or a joint venture. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount. Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

Foreign currency
h.	Foreign currency:

1.	Foreign currency transactions:

The financial statements of each individual entity of the Group are presented based on its functional currency. Transactions in currencies other than each individual entity’s functional currency (foreign currency) are translated into that entity’s functional currency based on the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the foreign exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the historical exchange rate prevailing at the date of the transaction. Non-monetary assets and liabilities carried at fair value that are denominated at foreign currency are translated at the exchange rates prevailing at the date when the fair value was determined.

Exchange rate differences as a result of the above are recognized in statement of income, except for: (i) exchange rate differences charged to foreign currency translation reserve (see (2) below); and (ii) exchange rate differences charge to revaluation of property plant and equipment carried at fair value (see l below)

2.	Financial statements of foreign operations:

For the purpose of the audited consolidated financial statements, the assets and liabilities of foreign operations (the functional currency of each foreign operation is the currency of the primary economic environment in which it operates) are translated to New Israeli Shekels (“NIS”) which is the functional currency and the presentation currency of the Company, based on the foreign exchange rates prevailing at the balance sheet date. The revenues and expenses of foreign operations are translated to the functional currency of the Company based on exchange rates as at the date of each transaction or for sake of practicality using average exchange rates for the period.

Foreign exchange rate differences arising from translation of foreign operations are recognized directly to foreign currency translation reserve within other comprehensive income.

Exchange rate differences attributable to monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur, which form part of the net investment in a foreign operation are also included in the foreign currency translation reserve.

On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, a disposal involving loss of joint control over a jointly controlled entity that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in the equity reserve in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

In the case of a partial disposal that does not result in loss of control by the Group over a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to or from non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e. reductions in the Group’s ownership interest in associates or jointly controlled entities that do not result in the Group losing significant influence or joint control), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

3.	Rates of exchange of NIS, in effect, in relation to foreign currency (in NIS) are as follows:

	December 31
	2017	2016

USD ($)	3.467	3.845
EURO (EUR)	4.153	4.044
Romanian New Lei (RON)	0.8912	0.8905
Indian Rupee (INR)	0.0544	0.0565

Scope of change in the exchange rate, in effect, of the NIS in relation to the foreign currencies (%):

	December 31,
	2017	2016	2015

USD ($)	(10)	(1)	-
EURO (EUR)	3	(5)	(10)
Romanian New Lei (RON)	(3)	(5)	(11)
Indian Rupee (INR)	(4)	(4)	(5)

Cash and cash equivalents
i.	Cash and cash equivalents:

Cash equivalents include unrestricted readily convertible to a known amount of cash, maturity period of which, as at the date of investments therein, does not exceed three months.

Financial assets
j.	Financial assets:

Financial assets of the Group are classified mainly as loans and receivables. Financial assets are initially measured at fair value

Loans and receivable consist of trade receivables, deposits in banks, and financial institutions, loans, and other receivables that have fixed or determinable payments that are not quoted in an active market. Loans and receivables are measured at amortized cost using the effective interest method less any impairment. Interest income is recognized by applying the effective interest rate, except for short-term receivables where the recognition of interest is considered immaterial.

Trading property
k.	Trading property

Real estate properties for future sale are classified as trading properties and are stated at the lower of cost and net realizable value.

Net realizable was determined based on the residual method using the estimated selling price less cost for completion and executing the sale discounted in the applicable discount rate without taking into account the developer’s profit and assuming that marketing period is restricted to a period which is lower than the normal one or the comparable method taking into account the specific restrictions that the Group has on the property. See also 2 w (1)a below and note 4 c (1) and note 4 d.

Costs of commercial centers include costs directly associated with their purchase (including payments for the acquisitions of leasehold rights and borrowing cost and all subsequent direct expenditures for the development and construction of such properties. Cost of trading property is determined mainly on the basis of specific identification of their individual costs.

As for borrowing costs capitalized to trading property - see s below.

As for write down of trading property - see (w1a) below.

As for the operating cycle of trading property - see e above.

Property plant and equipment
l.	Property plant and equipment:

1.	The Group’s hotel was presented in the consolidated balance sheets according to the revaluation model.

Revaluations are carried out on a regular basis (generally each half year). A change in the value of the hotel resulting from revaluation or from exchange rate differences is attributable to other comprehensive income (any revaluation reserve is net of applicable deferred taxes).

The reserve derived from the revaluation of the hotel is transferred to retained earnings over the period for which the hotel is used by the Group. The transferred amounts equal the difference between the depreciation charge based on the revalued carrying amounts of the hotel and the depreciation charge based on the hotels’ original cost. When a revaluated hotel is sold, the remaining amount in the revaluation reserve with respect to the same hotel (including any tax expenses) is directly transferred to retained earnings.

Other property plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Improvements and renovations are charged to cost of assets. Maintenance and repair costs are charged to the statement of income as incurred.

2.	Depreciation is calculated by the straight-line method over the assets estimated useful lives. Leasehold improvements are amortized over the estimated useful period of use not exceeding the lease period (including the period of renewal options that the Group intends to exercise).

Annual depreciation rates are as follows:

%

Hotel	5
Other buildings	2.0 - 2.5
Building operating systems	7.0 (average)
Others (*)	6.0 - 33.0

(*)	Consists mainly: office furniture, machinery and equipment, electronic equipment, computers and peripheral equipment.

Income taxes
m.	Income taxes:

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current taxes:

Tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are non-taxable or deductible for tax purposes. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted as of the balance sheet date.

Deferred taxes:

Deferred taxes are calculated in respect of all temporary differences, including (i) differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit; and (ii) tax losses and deductions that may be carried forward for future years or carried backwards for previous years.

Deferred taxes are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The calculation of deferred tax liabilities does not include taxes that would have arisen in the event of a realization of investments in certain investee companies or upon receiving their retained earnings as dividends, since it is management’s policy not to realize these investees nor to declare dividend out of their retained earnings, or other form of profit distributions, in the foreseeable future, in a manner which entails additional substantial tax burden on the Group. For certain other Group’s investee companies, which management’s intention is to realize or to distribute their retained earnings as taxable dividend, tax liabilities (current and deferred) are recorded.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is to be settled or the asset is to be realized, based on tax rates and laws that have been enacted or substantively enacted as of the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax asset is recorded to the extent that it is probable that it would be realized against future taxable profits. The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered in the future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred taxes are recognized as an expense or income in profit or loss, except when they relate to items credited or debited directly to equity or in other comprehensive income, in which case the tax effect is also recognized directly in equity or in other comprehensive income;

Financial liabilities and equity instruments issued by the Group
n.	Financial liabilities and equity instruments issued by the Group:

Equity instruments:

An equity instrument is any contract that represents a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments are recorded at the proceeds received, net of direct issuance costs.

Financial liabilities:

Financial liabilities at amortized cost of the Group consist of short-term credits, current maturities of long-term borrowing suppliers and service providers, borrowings and other payables, which are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method, unless recognition of interest is immaterial.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating the interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability or, when appropriate, a shorter period to the net carrying amount of the financial liability. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial liability (for example, prepayment, call and similar options). The calculation includes all fees and points paid or received between parties to the contract that are an integral part of the effective interest rate, transaction costs, and all other premiums or discounts.

When the Group revises its estimates of payments, it adjusts the carrying amount of the financial liability  to reflect actual and revised estimated cash flows. The Group recalculates the carrying amount by computing the present value of estimated future cash flows at the financial liability’s original effective interest rate. The adjustment is recognised in profit or loss as a financial expense.

The Company has Consumer Price Index (“CPI”)-linked financial liabilities that are not measured at fair value through profit or loss. For these liabilities, the Company determines the effective interest rate as a real rate plus linkage differences according to the actual changes in the CPI through each balance sheet date. Rate of decrease in the Israeli CPI in 2016 was 0.3% (2015- decrease of 0.9%; 2014 - increase of 0.1%).

Buyback of notes and loans:

The Group derecognizes a financial liability from its statement of financial position when repurchasing its notes or its loans. The difference between the carrying amount of the notes or the loans repurchased at the repurchase date and the consideration paid is recognized in profit or loss.

Derivative financial instruments and hedge accounting
o.	Derivative financial instruments and hedge accounting:

The Group enters into a variety of derivative financial instruments, some of which are intended to mitigate its exposure to interest rate and foreign exchange rate risks, including interest rate swaps and cross currency swaps. Further details of derivative financial instruments are disclosed in note 20.

Derivatives are initially recognized at fair value at the date the derivative contract is entered into and are subsequently re-measured at their fair value each balance sheet date. The resulting gain or loss from a derivative is immediately recognized in profit and loss. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the derivative is more than 12 months and as a current asset or a current liability if the remaining maturity of the derivative is less than 12 months.

Provisions
p.	Provisions:

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is more likely than not (probable) that the Group will be required to settle the obligation, and a reliable estimate can be measured with respect to the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation as of the balance sheet date, taking into account the risks and uncertainties associated with the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the result of the discounted expected cash flows, as long as the effect of discounting is material.

Share-based payments
q.	Share-based payments:

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instrument at the grant date. The Fair value is measured using the Black and Scholes (“B&S”) model except for capped-Stock Appreciation Rights (“SAR”) for which the Group is using the binomial model. The expected life used in the B&S model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis for each award over the vesting period, based on the Group’s estimate of shares that will eventually vest.

Revenue recognition
r.	Revenue recognition:

General - The Group recognizes revenue and gains when the amount of revenue, or gain, can be reliably measured, it is probable that future economic benefits will flow to the entity and specific criteria have been met for each of the Group’s activities as described below. The Group bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and specifics of each arrangement.

1.	Rental income from commercial centers - Revenues from leasing of property and management fees, as well as rental income relating to the operations of commercial centers are measured at the fair value of the consideration received or receivable. The lease incentives granted are recognized as an integral part of the total rental income, over the term of the lease.

The leases generally provide for rent escalations throughout the lease term. For these leases, the rental income is recognized on a straight line basis so as to produce a constant periodic rent over the term of the lease. Accordingly, accrued rental income recognized on a straight line basis, represents unbilled rent receivables that the Group will receive only if the tenant makes all rent payments required through the expiration of the initial term of the lease. The leases may also provide for contingent rent based on a percentage of the lessee’s gross sales or contingent rent indexed to further increases in the Consumer Price Index (CPI). For contingent rentals that are based on a percentage of the lessee’s gross sales, the Group recognizes contingent rental income when the change in the factor on which the contingent lease payment is based, actually occurs. Rental income for lease escalations that are indexed to future increases in the CPI, are recognized once the changes in the index have occurred.

2.	Revenues from hotel operations are recognized upon performance of service.

3.	Revenues and Gains from sales of real estate assets (including hotels), property, plant and equipment and trading properties are recognized when all the following conditions are satisfied:

a)	the Group has transferred to the buyer the significant risks and rewards of ownership of the asset sold;
b)	the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the asset sold;
c)	the amount of income can be measured reliably;
d)	it is probable that the economic benefits associated with the transaction will flow to the Group (including the fact that the buyer’s initial and continuing investment is adequate to demonstrate commitment to pay);
e)	the costs incurred or to be incurred in respect of the transaction can be measured reliably; and
f)	there are no significant acts that the Group is obliged to complete according to the sale agreement.

For the Group, these conditions are usually fulfilled upon the closing of a binding sale contract.

Capitalization of borrowing costs
s.	Capitalization of borrowing costs:

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized to the cost of those assets. A qualifying asset is an asset that necessarily takes a substantial period of time to get it ready for its intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Borrowing costs qualified for capitalization include mainly: Interest expenses and amortization of cost of raising debt.

Capitalization of borrowing costs to qualifying assets commences when the Group starts the activities for the preparation of the asset for its intended use or sale and continues, generally, until the completion of substantially all the activities necessary to prepare the asset for its designated use or sale (i.e. when the commercial center is ready for lease).

In certain cases, the Group ceases to capitalize borrowing cost if management decides that the asset can no longer be defined as a “qualifying asset”. In other circumstances, capitalization is suspended for certain time periods, generally where the efforts to develop a project are significantly diminished due to inter-alia lack of external finance, or ongoing difficulties in obtaining permits. The conclusions whether an asset is qualified for capitalization or not, or whether capitalization is to be suspended, are also dependent on management plans with regard to the specific asset, such as the ability to raise bank loans, find anchors and local market conditions that support or postpone the construction of the project.

Earning (loss) per share
t.	Earning (loss) per share:

The Company presents basic and diluted earnings (loss) per share with respect to continued and discontinued operation. Basic earnings per share is computed by dividing income (loss) attributable to holders of ordinary shares of the Company, by the weighted average number of the outstanding ordinary shares during the period. In the computation of diluted earnings per share, the Company adjusts its income (loss) attributable to its ordinary shareholders for its share in income (loss) of investees by multiplying their diluted earnings per share by the Company’s interest in the investees including its holding in dilutive potential ordinary shares of the investees. In addition, the Company adjusts the weighted average outstanding ordinary shares for the effects of all the dilutive potential ordinary shares of the Company. On June 27, 2016, the Company executed reverse share split of its ordinary shares, therefore the earnings (loss) per share for previous periods was retrospectively adjusted. See also note 14.

Statement of cash flows
u.	Statement of cash flows:

Investments in, and payments on account of, trading property are included as cash flow from operating activities. Interest and dividend received from deposits and investments are included as cash flow from investing activities. Interest paid on the Group’s borrowings (including interest capitalized to qualifying assets) and cash flows arising from changes in ownership interests in a subsidiary that do not result in a loss of control are included as cash flow from financing activities.

Discontinued operation
v.	Discontinued operation:

A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:

(1)	Represents a separate major line of business or geographical area of operations;
(2)	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations; or
(3)	Is a subsidiary acquired exclusively with a view to re-sale.

Classification as a discontinued operation occurs on disposal or when the operation meets the criteria to be classified as held-for-sale, if earlier.

When an operation is classified as a discontinued operation, the comparative statement of comprehensive income and cash flow is re-presented as if the operation had been discontinued from the start of the comparative year.

Critical judgment in applying accounting policies and use of estimates
w.	Critical judgment in applying accounting policies and use of estimates:

In the application of the Group’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis, and revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods. In addition, in the process of applying the Group’s accounting policies, management makes various judgments, apart from those involving estimations, that can significantly affect the amounts recognized in the financial statements.

The followings are the critical judgments and key sources of estimation that management has made while applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in these financial statements.

1.	Use of estimates:

a)	Write down of trading properties

The recognition of a write down to the Group’s trading properties is subject to a considerable degree of judgment and estimates, the results of which, when applied under different principles, conditions and assumptions, are likely to result in materially different results and could have a material adverse effect on the Group’s audited consolidated financial statements.

This valuation becomes increasingly difficult as it relates to estimates and assumptions for projects in the preliminary stage of development in addition to the lack of transactions in the real estate market in the CEE and India for same or similar properties.

Management is responsible for determining the net realizable value of the Group’s trading properties. In determining net realizable value of the vast majority of trading properties, management utilizes the services of an independent third party recognized as a specialist in valuation of properties.

For special assumption see note 4b, 4c1e and 4d.

b)	Litigation and other contingent liabilities:

The Group is involved in litigation, tax assessments and other contingent liabilities in substantial amounts including class actions, FCPA and potential legal acts (see also note 4c1, 13b and note 13c). The Group recognizes a provision for such litigation when it is probable that the Group will be required to settle the obligation, and the amount of the obligation can be reliably estimated. The Group evaluates the probability and outcome of these litigations based on, among other factors, legal opinion and consultation and past experience. The outcome of such contingent liabilities may differ materially from management’s estimation. The Group periodically evaluates these estimations and makes appropriate adjustments to the provisions recorded in the audited consolidated financial statements. In addition, as facts concerning contingencies become known, the Group reassesses its position and makes appropriate adjustments to the audited consolidated financial statements. In rare circumstances, when the case is unique, complicated and involves prolong and uncommon proceedings, the Group cannot reliably estimate the outcome of said case

c)	Accounting for income taxes:

The calculation of the Group’s tax liabilities involves uncertainties in the application and/or interpretation of complex tax laws, tax regulations and tax treaties, in respect of various jurisdictions in which the Group operates and which vary from time to time. In addition, tax authorities may interpret certain tax issues in a manner other than that which the Group has adopted. Should such contrary interpretive principles be adopted upon adjudication of such cases, the tax burden of the Group may be significantly increased. In calculating its deferred taxes, the Group is required to evaluate (i) the probability of the realization of its deferred income tax assets against future taxable income and (ii) the anticipated tax rates in which its deferred taxes would be utilized.

d)	Potential penalties, guarantees issued and expired building permits:

Penalties and guaranties are part of the on-going construction activities of the Group, and result from obligations the Group has towards third parties, such as banks and municipalities. The Group’s management is required to provide estimations regarding risks evolving from penalties that the Group may have to settle. In addition, the Group’s operations in the construction area are subject to valid authorizations and building permits from local authorities. Under certain circumstances the Group is required to determine whether the building permits it obtained have not yet expired. It may occur that building permits have expired which might impose on the Group additional costs and expenses, or delays and even abandon project under construction see also note 4c1.

e)	Fair value of hotel:

The fair value of the Radisson Complex is determined based upon the discounted cash flows (“DCF”) approach, the assumptions underlying the model, as well as the ability to support them by means of objective and reasonable market benchmarks, so they can be viewed as assumptions that market participants may have used, are significant in determining the fair value of the hotels. The predominant assumptions that may cause substantial changes in the fair value are: the capitalization rate, exit yield rate, the expected net operating income of the hotel (which is mainly affected by the expected average room rate and the occupancy rate as well as the level of operational expenses of the hotels) the level of refurbishments reserve and the capital expenditures that need to be invested in the hotel. The fair value of the Radisson Complex is performed by and independent appraisals with a local knowledgeable in the hotels business.

2.	Critical judgment in applying accounting policies:

De facto Control:

As for December 31, 2017 and 2016, the Company holds approximately 44.9% of PC share capital; DK holds approx. 26.3% of PC share capital and the rest is widely spread by the public. The Company’s management is of the opinion that based on the absolute size of its holdings, the relative size of the other shareholdings and due to the fact that PC’s directors are appointed by normal majority of PC’s General Meeting, it has a sufficiently dominant voting interest to meet the power criterion, therefore the Company has de facto control over PC.

New accounting standards and interpretation issued, that are not yet effective

x.	New accounting standards and interpretation issued, that are not yet effective:

The following are new accounting standards, amendments to standards and clarifications which are applicable or expected to be applicable, to the Group, and which have not yet become effective:

-	IFRS 9 Financial Instruments

‘In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after 1 January 2018. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group plans to adopt the new standard on the required effective date and will not restate comparative information. During 2017, the Group has performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. Overall, the Group expects no significant impact on its statement of financial position and equity except for the effect of applying the impairment requirements of IFRS 9. The Group expects an increase in the loss allowance resulting in a negative impact on equity as discussed below. In addition, the Group will implement changes in classification of certain financial instruments.

Loans are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Group analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, adoption of IFRS 9 will not have a material effect on the classification and measurement of financial assets.

In addition, on adoption of IFRS 9, effective interest rate calculated on Company’s bonds at amortized costs, will be adjusted as necessary in order to reflect the change in accounting policy related to modification of trust deeds terms.

The initial application of IFRS 9 will impact the Group’s accounting treatment for the modification of financial liabilities without this resulting in derecognition.

Under IAS 39, no gain or loss was recognized at the date of modification of the loans’ terms, instead the difference between the original and modified cash flows was amortized over the remaining term of the modified liability by re-calculating the effective interest rate.

Under IFRS 9, a gain or losses should be recognised in profit or loss. These gains or losses, under IFRS 9, will be calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate.

In summary, the impact of IFRS 9 adoption is expected to be, as follows:

Impact on equity (increase/(decrease)) as of 31 December 2017:

	Adjustments	NIS000

Liabilities and shareholders’ equity
Bonds at amortized cost		(5,751)
Total liabilities		(5,751)
Net impact on equity		(5,751)
Retained earnings		(5,751)

-	IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after 1 January 2018. The Group plans to adopt the new standard on the required effective date using a modified retrospective method. During 2016, the Group performed a preliminary assessment of IFRS 15, which was continued with a more detailed analysis completed in 2017.

1.	Sale of goods

For contracts with customers in which the sale of trading property is generally expected to be the only performance obligation, adoption of IFRS 15 is not expected to have any impact on the Group’s revenue and profit or loss. The Group expects the revenue recognition to occur at a point in time when control of the asset is transferred to the customer, generally on delivery of the trading property. In preparing to adopt IFRS 15, the Group is considering the following:

a)	Variable consideration

One contract with a buyer provide a final agreed value depends on sustainable NOI following 12 months of operation of the mall, followed by re-examined NOI again after 24 and 36 months of operation which may lead to an upward price adjustment. Currently, the Group recognizes revenue from the sale of trading property measured at the fair value of the consideration received or receivable. If revenue cannot be reliably measured, the Group defers revenue recognition until the uncertainty is resolved. Such provisions give rise to variable consideration under IFRS 15 and will be required to be estimated at contract inception and updated thereafter.

IFRS 15 requires the estimated variable consideration to be constrained to prevent over-recognition of revenue. The Group does not expect that application of the constraint will result in more revenue being deferred than undercurrent IFRS.

b)	Warranty obligations

The Group generally provides for warranties for general repairs and does not provide extended warranties in its contracts with buyers. As such, most existing warranties will be assurance-type warranties under IFRS 15, which will continue to be accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets, consistent with its current practice.

c)	Presentation and disclosure requirements

The presentation and disclosure requirements in IFRS 15 are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in the Group’s financial statements. Many of the disclosure requirements in IFRS 15 are new and the Group has assessed that the impact of some of these disclosures requirements will not be significant. In particular, the Group expects that the notes to the financial statements will be expanded because of the disclosure of significant judgements made: when determining the transaction price of those contracts that include variable consideration, how the transaction price has been allocated to the performance obligations, and the assumptions made to estimate the stand-alone selling prices of each performance obligation.

In addition, as required by IFRS 15, the Group will disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. In 2017 the Group continued testing of appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

-	IFRS 16, “Leases”:

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases. IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17. IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

In 2018, the Group will continue to assess the potential effect of IFRS 16 on its consolidated financial statements. Since the Company’s lease contracts are not significant, the Company estimates that the adoption of the new Standard will not have a material impact on the Company’s assets and liabilities. However, at this stage, the Company is unable to quantify the impact on the financial statements.

-	IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

●	Whether an entity considers uncertain tax treatments separately;
●	The assumptions an entity makes about the examination of tax treatments by taxation authorities;
●	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates;
●	How an entity considers changes in facts and circumstances.

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Group will apply interpretation from its effective date. Since the Group operates in a complex multinational tax environment, applying the Interpretation may affect its consolidated financial statements and the required disclosures. In addition, the Group may need to establish processes and procedures to obtain information that is necessary to apply the Interpretation on a timely basis.